Thacher
 Proffitt




Direct Dial 212-912-7691

                                          January 23, 2006

BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Filing Desk

                  New Century Mortgage Securities LLC
                  Registration Statement on Form S-3 relating to Mortgage Pass-Through Certificates and Mortgage-Backed Notes, to be combined with Registration Statement No. 333-127237 Pursuant to Rule 429
                  ------------------------------------------------------------


Ladies and Gentlemen:

     On behalf of New Century Mortgage Securities LLC (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 has been made to you by the Registrant by wire transfer in federal same day funds.

          The objectives of the above-captioned Registration Statement are to register $1,000,000.00 of Mortgage Pass-Through Certificates and Mortgage-Backed Notes and to comply with the requirements of Regulation AB. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-127237 pursuant to Rule 429 under the Securities Act of 1933, as amended.
It is our understanding that pending effectiveness of the captioned filing, the Registrant will continue to be able to utilize such Registration Statement in its current form, up to the amount remaining on that shelf registration.

     If you require any additional information, please call the undersigned at the above number.

                                            Very truly yours,


                                            /s/ Christine Vrettos